Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 30,576	£ 10,466	£ 2,074
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	19,959	7,899
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	2,545	0
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	424	0
Restricted Stock Unit Plan (“RSU”)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	3,709	743
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 3,939	£ 1,824